Changes in Accounting Policies and Practices	12 Months Ended
Sep. 30, 2013
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Changes in Accounting Policies and Practices
Changes in Accounting Policies and Practices

The following standards were adopted for the year ended September 30, 2013:

In September 2011, FASB issued ASU No. 2011-08 “Intangibles – Goodwill and Other”. This ASU allows companies to assess qualitative factors to determine if it is more-likely-than-not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. The ASU is effective for fiscal years beginning after December 15, 2011. The adoption of the provisions of ASU No. 2011-08 has not had a material impact on the Company’s consolidated financial statements.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. This ASU attempts to provide users of financial statements with information to understand the extent of offsetting in the statement of financial position and improve comparability between International Financial Reporting Standards and U.S. GAAP. The adoption of the provisions of ASU No. 2011-11 has not had a material impact on the Company’s consolidated financial statements.

In July 2012, FASB issued ASU No. 2012-02 “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment”. This ASU attempts to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments permit an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with “Intangibles – Goodwill and Other – General Intangibles Other than Goodwill (Subtopic 350-30)”. The adoption of the provisions of ASU No. 2012-02 has not had a material impact on the Company’s consolidated financial statements.

Accounting Pronouncements Not Yet Adopted:

In February 2013, FASB issued ASU No. 2013-04 “Liabilities – Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date - (Topic 405)”. This ASU provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date except for obligations addressed within existing guidance in U.S. GAAP. ASU No. 2013-04 is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2013. The Company is currently evaluating the impact of the adoption of the provisions of ASU No. 2013-04 on its consolidated financial statements.

In July 2013, FASB issued ASU No. 2013-11 “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists - (Topic 740).” This ASU provides guidance on the financial statement presentation of unrecognized tax benefits when an operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. ASU No. 2013-11 is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2013. The Company is currently evaluating the impact of the adoption of the provisions of ASU No. 2013-11 on its consolidated financial statements.